Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
October 31, 2022
REA-NPRT1-1222
1.809107.119
Common Stocks - 99.0%
	Shares	Value ($) (000s)
Equity Real Estate Investment Trusts (REITs) - 95.9%
REITs - Apartments - 13.0%
American Homes 4 Rent Class A	1,749,900	55,892
Essex Property Trust, Inc.	222,000	49,337
Invitation Homes, Inc.	2,049,900	64,961
Mid-America Apartment Communities, Inc.	668,400	105,240
UDR, Inc.	2,662,841	105,875
		381,305
REITs - Diversified - 31.1%
Apartment Income (REIT) Corp.	1,133,068	43,544
Crown Castle International Corp.	2,039,300	271,757
Digital Realty Trust, Inc.	1,208,300	121,132
Elme Communities (SBI)	1,225,800	23,401
Equinix, Inc.	266,600	151,013
Gaming & Leisure Properties	1,109,410	55,604
Lamar Advertising Co. Class A	461,500	42,564
SBA Communications Corp. Class A	760,083	205,146
		914,161
REITs - Health Care - 8.3%
Ventas, Inc.	2,864,054	112,070
Welltower Op	2,158,140	131,733
		243,803
REITs - Hotels - 5.9%
DiamondRock Hospitality Co.	3,966,900	37,051
Host Hotels & Resorts, Inc.	4,048,000	76,426
RLJ Lodging Trust	2,621,019	31,898
Ryman Hospitality Properties, Inc.	307,900	27,378
		172,753
REITs - Management/Investment - 4.2%
American Assets Trust, Inc.	757,400	20,813
LXP Industrial Trust (REIT)	2,857,800	27,664
National Retail Properties, Inc.	1,818,500	76,432
		124,909
REITs - Manufactured Homes - 5.1%
Equity Lifestyle Properties, Inc.	1,284,674	82,168
Sun Communities, Inc.	503,763	67,932
		150,100
REITs - Office Property - 0.7%
Highwoods Properties, Inc. (SBI)	106,023	2,993
Piedmont Office Realty Trust, Inc. Class A	259,800	2,715
Veris Residential, Inc. (a)	978,400	15,488
		21,196
REITs - Shopping Centers - 6.0%
Kimco Realty Corp.	3,107,890	66,447
Phillips Edison & Co., Inc. (b)	1,275,800	38,453
Regency Centers Corp.	901,800	54,568
Urban Edge Properties	1,276,700	18,027
		177,495
REITs - Single Tenant - 2.4%
Four Corners Property Trust, Inc.	747,200	19,143
Spirit Realty Capital, Inc.	1,346,200	52,273
		71,416
REITs - Storage - 9.3%
CubeSmart	2,477,400	103,729
Extra Space Storage, Inc.	644,940	114,438
Iron Mountain, Inc.	1,105,300	55,342
		273,509
REITs - Warehouse/Industrial - 9.9%
Prologis (REIT), Inc.	2,642,015	292,602
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,823,249
Real Estate Management & Development - 3.1%
Real Estate Services - 3.1%
CBRE Group, Inc. (a)	1,300,200	92,236
TOTAL COMMON STOCKS (Cost $2,307,135)		2,915,485

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (c)	28,362,414	28,368
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	33,972,462	33,976
TOTAL MONEY MARKET FUNDS (Cost $62,344)		62,344

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,369,479)	2,977,829
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(33,095)
NET ASSETS - 100.0%	2,944,734

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	44,732	764,747	781,111	382	-	-	28,368	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	66,732	64,359	97,115	15	-	-	33,976	0.1%
Total	111,464	829,106	878,226	397	-	-	62,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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